Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500:

	December 31
	2025	2024
Net assets available for benefits per the financial statements	$5,551,567,032	$4,764,511,072
Amounts allocated to withdrawing participants	(78,741)	(194,599)
Net assets available for benefits per Form 5500	$5,551,488,291	$4,764,316,473
The following is a reconciliation of benefit payments per the financial statements to Form 5500:

2025
Benefits payments per the financial statements	$534,610,928
Amounts allocated to withdrawing participants:
At December 31, 2024	(194,599)
At December 31, 2025	78,741
Net change in deemed distributions	113,181
Benefits paid to participants per Form 5500	$534,608,251

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to Form 5500:

2025
Net increase before transfer in assets per the financial statements	$721,865,612
Change in amounts allocated to withdrawing participants	115,858
Net income per Form 5500	$721,981,470